Stockholder's Equity - Additional Information (Detail) - ZANITE ACQUISITION CORP [Member] - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Percentage of the common stock outstanding when common stock is converted from class to another	20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Temporary equity shares issued	23,000,000	23,000,000	23,000,000
Temporary equity shares outstanding	23,000,000	23,000,000	23,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	5,750,000	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000	5,750,000
Percentage of the common stock outstanding when common stock is converted from class to another		20.00%